Supplement dated Nov.4, 2024 to Prospectuses and Summary Prospectuses
Prospectus Form #/Date
Product Name	National	New York
RiverSource® Retirement Advisor Variable Annuity	PRO9070_12_C01_(05/24) USP9070_12_C01_(05/24)	S-6471 R (4/13) April 29, 2013
RiverSource® Retirement Advisor Variable Annuity-Band 3	S-6477 N (5/09) May 1, 2009
RiverSource® Retirement Advisor Advantage Variable Annuity-Band 3	S-6407 K (5/09) May 1, 2009
RiverSource® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	PRO9074_12_C01_(05/24) USP9074_12_C01_(05/24)	S-6410 N (4/13) April 29, 2013
RiverSource® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	PRO9073_12_C01_(05/24) USP9073_12_C01_(05/24)	PRO9077_12_C01_(05/24) USP9077_12_C01_(05/24)
RiverSource® Retirement Advisor 4 Advantage® Variable Annuity / RiverSource® Retirement Advisor 4 Select® Variable Annuity / RiverSource® Retirement Advisor 4 Access® Variable Annuity	PRO9071_12_C01_(05/24) USP9071_12_C01_(05/24)	PRO9072_12_C01_(05/24) USP9072_12_C01_(05/24)
Evergreen New Solutions Variable Annuity	PRO9027_12_C01_(05/24) USP9027_12_C01_(05/24))
RiverSource Innovations Select Variable Annuity	PRO9002_12_C01_(05/24) USP9002_12_C01_(05/24)	45313 P (4/13) April 29, 2013
Evergreen Pathways Variable Annity	PRO9030_12_C01_(05/24) USP9030_12_C01_(05/24)
RiverSource Innovations Classic Select Variable Annuity	PRO9038_12_C01_(05/24) USP9038_12_C01_(05/24)
Evergreen New Solutions Select Variable Annuity	PRO9027_12_C01_(05/24) USP9027_12_C01_(05/24)
Evergreen Pathways Select Variable Annuity	PRO9029_12_C01_(05/24) USP9029_12_C01_(05/24)
RiverSource FlexChoice Select Variable Annuity	PRO9001_12_C01_(05/24) USP90016_12_C01_(05/24)	274320 J (4/13) April 29, 2013
RiverSource Endeavor Select Variable Annuity	PRO9033_12_C01_(05/24) USP9033_12_C01_(05/24)	273480 R (4/13) April 29, 2013
RiverSource Builder Select Variable Annuity	PRO9000_12_C01_(05/24) USP9000_12_C01_(05/24)
RiverSource Signature Select Variable Annuity	PRO9025_12_C01_(05/24) USP9025_12_C01_(05/24)
RiverSource Signature One Select Variable Annuity	PRO9024_12_C01_(05/24) USP9024_12_C01_(05/24)
RiverSource Succession Select Variable Annuity	S-6202 CF (4/19)	S-6203 CF (4/19)

Supplement dated Nov.4, 2024 to Prospectuses and Summary Prospectuses
Prospectus Form #/Date
Product Name	National	New York
RVS® Single Premium Variable Life Insurance Policy	S-6199 K (05/08) / May 1, 2008	S-6190 (5/08)
RVS® Variable Second-To-Die Life Insurance	S-6196 W (5/08) / May 1, 2008	S-6196 (5/08)
RiverSource® Variable Universal Life Insurance	PRO9090_12_C01_(05/24) USP9090_12_C01_(05/24)	S-6171 CF (4/19)
RiverSource® Variable Universal Life Insurance III	PRO9092_12_C01_(05/24) USP9092_12_C01_(05/24)	S-6211 L (8/09)
RiverSource® Variable Universal Life Insurance IV / RiverSource® Variable Universal Life Insurance IV Estate Series	PRO9094_12_C01_(05/24) USP9094_12_C01_(05/24)	S-6419 CF (4/19)
The information in this Supplement updates and amends certain information contained in your current variable annuity product prospectus and updating summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your variable annuity product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
The Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. approved a Plan of Liquidation of the Morgan Stanley VIF Global Real Estate Portfolio and Morgan Stanley VIF U.S. Real Estate Portfolio (the “Funds”). Each Fund will suspend the offering of its shares to all investors at the close of business on or about December 4, 2024, and the liquidation is expected to occur on or about December 6, 2024 (“Liquidation Date”).
On the Liquidation Date, the Funds’ shareholders will receive a liquidating distribution in an amount equal to the net asset value of the Fund shares. Shareholders of the Fund may redeem their investment in the Fund at any time prior to the Liquidation Date.
If you have Contract Value allocated to the Fund, you may transfer it to any other available investment option prior to the Liquidation Date. Such transfers will not count toward any Contract level limitation on the number of transfers allowed per year.  Any Contract value remaining in the Funds on the Liquidation Date will be transferred to the Columbia Variable Portfolio – Government Money Market Fund without charge.  Thereafter, the Funds will no longer be available as an investment option under your Contract.
For 30 days after the Liquidation Date, you may surrender Contract value allocated to Columbia Variable Portfolio – Government Money Market Fund without charge.
For 90 days after the Liquidation Date, you may transfer Contract value allocated to the Columbia Variable Portfolio – Government Money Market Fund to any other investment option available under your Contract without charge.  Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year.
After the Liquidation Date, the liquidating Funds are no longer available as an investment option under the Contracts listed above.
 THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9070-0004_(11/24)